Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,113,000.00
Previously Paid Amount	0.00
Total Fee Amount	476.60
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Per Rule 457(r)
Net Fee	$ 476.60
Narrative - Max Aggregate Offering Price	$ 3,113,000.00
Final Prospectus	true